Supplemental cash flow information - Changes in non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in non-cash working capital:
Trade and other receivables	$ 10,326	$ 60,279
Inventories	(41,202)	(26,689)
Prepaid expenses	(2,230)	(3,266)
Trade, other payables and accrued liabilities	(4,658)	(225,562)
Decrease (increase) in non-cash working capital	(37,764)	(195,238)
Adjustments for items not having a cash effect, acquired working capital balances, and working capital changes relating to taxes and interest paid and interest received	175,368	(9,096)
Changes in non-cash working capital	137,604	(204,334)
These changes relate to the following activities:
Operating	146,974	(123,655)
Financing	(2,227)	(66,043)
Investing	(7,143)	(14,636)
Changes in non-cash working capital	$ 137,604	$ (204,334)